Computer Software, Net - Weighted Average Useful Life (Details) - Computer Software, Intangible Asset	12 Months Ended
Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	6 years
Licensed computer software
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	5 years 9 months 18 days
Software development costs
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	6 years 1 month 6 days
Acquisition technology intangibles
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	6 years 2 months 12 days